Inventories - Summary of Inventories (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Classes of Inventories [Line Items]
Raw material	SFr 2,758	SFr 2,742
Finished goods	139	366
Gross inventories	2,897	3,108
Valuation allowance	(2,670)	(2,717)
Total	SFr 227	SFr 391